Concentrations (Details) - Schedule of Details of Suppliers Total Purchases - Supplier Concentration Risk [Member] - Cost of Goods and Service Benchmark [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplier A [Member]
Concentration Risk [Line Items]
Total purchase, Amount	$ 13,532	$ 62,647	$ 295,283
Total purchase, Percentage	1.00%	2.00%	11.00%
Supplier B [Member]
Concentration Risk [Line Items]
Total purchase, Amount	$ 312,039	$ 20,586	$ 109,764
Total purchase, Percentage	12.00%	1.00%	4.00%
Supplier C [Member]
Concentration Risk [Line Items]
Total purchase, Amount		$ 472,988	$ 215,526
Total purchase, Percentage		16.00%	8.00%
Supplier D [Member]
Concentration Risk [Line Items]
Total purchase, Amount		$ 430,744	$ 267,933
Total purchase, Percentage		15.00%	10.00%
Supplier E [Member]
Concentration Risk [Line Items]
Total purchase, Amount	$ 105,852	$ 366,115	$ 138,849
Total purchase, Percentage	4.00%	13.00%	5.00%
Supplier F [Member]
Concentration Risk [Line Items]
Total purchase, Amount	$ 94,348	$ 326,836
Total purchase, Percentage	4.00%	11.00%
Major Suppliers [Member]
Concentration Risk [Line Items]
Total purchase, Amount	$ 525,771	$ 1,679,916	$ 1,027,355
Total purchase, Percentage	21.00%	58.00%	38.00%